Borrowings - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Apr. 22, 2021	Apr. 22, 2020	Jun. 30, 2023	Jan. 26, 2023	Dec. 31, 2022	Sep. 14, 2022	Sep. 11, 2022	Dec. 31, 2021	Dec. 21, 2021	Jun. 30, 2020	Jan. 31, 2020	Nov. 09, 2016	Sep. 30, 2016
Debt Instrument [Line Items]
Number of warrants exercised for issuance of shares (in shares)			4,034,199		1,465,083			1,550,402		6,418
Exercise price of warrants (in dollars per share)						$ 8.85
Common Class A [Member]
Debt Instrument [Line Items]
Number of warrants exercised for issuance of shares (in shares)			80,128	283,914	524,599		390,000		80,128		932,111	80,128	80,128
Exercise price of warrants (in dollars per share)			$ 3.12						$ 0.8320		$ 8.00	$ 3.1200
Promissory note
Debt Instrument [Line Items]
Exercise price of warrants (in dollars per share)	$ 0.01
Promissory note | Second Century Ventures
Debt Instrument [Line Items]
Gross proceeds from issuance of debt		$ 350,000
Proceeds from issuance of debt after issuance costs		$ 345,000
Interest rate per annum		8.00%
Proceeds from issuance of debt after issuance costs	$ 350
Interest rate per annum	$ 29
Number of warrants exercised for issuance of shares (in shares)	15,000
Exercise price of warrants (in dollars per share)	$ 0.01